Tax Payable - Schedule of Taxes Payable (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Taxes Payable [Abstract]
Income tax payable	¥ 231,807	$ 32,247	¥ 163,527
VAT and other taxes payable	11,466,502	1,595,140	349,670
Total taxes payable	¥ 11,698,309	$ 1,627,387	¥ 513,197